GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of General and administrative expenses

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Office, banking, travel, and overheads	470,821	1,960,696	1,929,385	1,158,975
Professional services	59,701	585,342	456,532	767,050
Salaries and benefits	906,831	3,919,839	3,466,319	2,057,225
Total	1,437,353	6,465,877	5,852,236	3,983,250